Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Mar. 16, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Nov. 13, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Sep. 15, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015
C000007350
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 10,590	$ 10,656	$ 10,458	$ 10,566	$ 10,539	$ 10,540	$ 10,267	$ 10,208	$ 10,395	$ 10,239	$ 10,571	$ 10,480	$ 10,324	$ 10,057	$ 9,956	$ 9,749	$ 10,050	$ 9,943	$ 10,085	$ 10,134	$ 9,720	$ 9,214	$ 9,440	$ 9,758	$ 9,843	$ 9,844	$ 9,869	$ 9,956	$ 9,894		$ 9,720	$ 9,980	$ 9,656	$ 9,684		$ 9,301	$ 9,430	$ 10,000	$ 10,366	$ 10,017	$ 10,260	$ 10,131	$ 10,532	$ 10,874	$ 11,014	$ 11,189	$ 11,192	$ 11,232	$ 11,271		$ 11,293	$ 11,297	$ 11,236	$ 11,230	$ 11,252	$ 11,211	$ 11,278	$ 11,340	$ 11,287	$ 11,232	$ 11,203	$ 11,192	$ 11,196	$ 11,163	$ 11,103	$ 11,071	$ 11,008	$ 10,828	$ 10,849	$ 10,760	$ 10,699	$ 10,671	$ 10,660	$ 10,616	$ 10,583	$ 10,529	$ 10,491	$ 10,413	$ 10,301	$ 10,314	$ 10,161	$ 10,166	$ 10,074	$ 9,916	$ 9,834	$ 9,903	$ 9,958	$ 9,908	$ 9,914	$ 9,903	$ 9,846	$ 9,894	$ 9,862	$ 9,939	$ 10,083	$ 10,050	$ 10,074	$ 10,082	$ 10,098	$ 10,021	$ 9,966	$ 9,997	$ 9,942	$ 9,884	$ 9,887	$ 9,827	$ 9,822	$ 9,809	$ 10,015	$ 10,037	$ 9,993	$ 9,991	$ 9,977	$ 9,886	$ 9,860	$ 9,815	$ 9,762	$ 9,756	$ 9,640	$ 9,652	$ 9,680	$ 9,684	$ 9,624	$ 9,629
C000007349
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 11,288	11,355	11,132	11,244	11,212	11,223	10,919	10,854	11,051	10,893	11,243	11,134	10,966	10,691	10,570	10,359	10,677	10,550	10,709	10,748	10,308	9,768	10,006	10,341	10,429	10,428	10,452	10,542	10,474		10,288	10,571	10,225	10,252		9,836	9,970	10,580	10,955	10,594	10,838	10,709	11,130	11,480	11,635	11,817	11,818	11,848	11,886		11,907	11,919	11,852	11,842	11,863	11,808	11,886	11,949	11,890	11,830	11,797	11,783	11,775	11,739	11,682	11,646	11,568	11,377	11,397	11,310	11,243	11,203	11,189	11,140	11,104	11,053	11,011	10,926	10,807	10,818	10,656	10,659	10,552	10,384	10,305	10,367	10,431	10,376	10,371	10,358	10,304	10,352	10,309	10,387	10,535	10,506	10,522	10,535	10,550	10,467	10,408	10,439	10,379	10,308	10,309	10,253	10,245	10,221	10,442	10,463	10,414	10,410	10,386	10,288	10,259	10,210	10,161	10,153	10,030	10,040	10,060	10,069	10,005	10,000
C000007355
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 11,365	11,388	11,183	11,221	11,199	11,222	10,977	10,928	11,090	10,962	11,192	11,049	10,867	10,659	10,541	10,360	10,591	10,470	10,562	10,550	10,125	9,676	9,831	10,060	10,098	10,058	10,053	10,179	10,088		9,919	10,167	9,800	9,848		9,507	9,628	10,030	10,334	10,071	10,275	10,213	10,652	10,951	11,105	11,343	11,367	11,367	11,385		11,475	11,493	11,376	11,285	11,276	11,175	11,336	11,509	11,585	11,560	11,441	11,486	11,492	11,576	11,388	11,277	11,173	10,913	11,105	10,957	10,750	10,774	10,773	10,745	10,793	10,561	10,531	10,407	10,249	10,261	10,070	10,065	9,925	9,776	9,737	9,823	9,877	9,840	9,818	9,837	9,776	9,848	9,805	9,910	10,034	9,993	10,009	10,015	10,064	9,983	9,942	9,951	9,880	9,813	9,802	9,759	9,741	9,733	9,874	9,896	9,878	9,900	9,867	9,761	9,766	9,732	9,658	9,646	9,564	9,603	9,646	9,635	9,599	9,626
C000007354
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 12,105	12,127	11,905	11,943	11,917	11,940	11,676	11,623	11,803	11,664	11,895	11,741	11,546	11,322	11,194	11,000	11,253	11,112	11,207	11,192	10,749	10,271	10,434	10,663	10,702	10,657	10,650	10,790	10,681		10,501	10,771	10,380	10,419		10,056	10,182	10,615	10,924	10,643	10,856	10,799	11,250	11,563	11,724	11,982	12,005	11,993	12,009		12,111	12,128	11,992	11,903	11,891	11,782	11,950	12,120	12,206	12,178	12,040	12,085	12,099	12,175	11,975	11,865	11,753	11,468	11,676	11,518	11,298	11,321	11,318	11,277	11,325	11,080	11,055	10,923	10,755	10,765	10,553	10,546	10,398	10,239	10,196	10,293	10,347	10,297	10,281	10,293	10,235	10,308	10,252	10,360	10,488	10,442	10,457	10,461	10,510	10,423	10,378	10,385	10,309	10,237	10,224	10,186	10,156	10,145	10,290	10,319	10,290	10,311	10,282	10,153	10,165	10,136	10,048	10,034	9,946	9,984	10,027	10,014	9,974	10,000
C000007360
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 12,162	12,182	11,981	11,996	11,984	12,009	11,752	11,686	11,856	11,718	11,959	11,809	11,626	11,376	11,270	11,074	11,327	11,194	11,310	11,296	10,859	10,370	10,538	10,784	10,831	10,794	10,777	10,902	10,816		10,622	10,884	10,474	10,528		10,158	10,268	10,711	10,974	10,705	10,983	10,972	11,426	11,763	11,936	12,196	12,200	12,206	12,202		12,319	12,324	12,198	12,064	12,015	11,897	12,053	12,235	12,315	12,273	12,045	12,097	12,111	12,171	11,905	11,735	11,581	11,297	11,712	11,567	11,288	11,304	11,326	11,283	11,361	11,009	11,013	10,848	10,685	10,649	10,471	10,430	10,253	10,166	10,171	10,227	10,271	10,223	10,173	10,183	10,151	10,241	10,204	10,302	10,401	10,348	10,386	10,393	10,425	10,314	10,250	10,236	10,142	10,062	10,056	9,962	9,880	9,822	10,098	10,166	10,159	10,150	10,009	9,840	9,830	9,759	9,568	9,558	9,501	9,559	9,589	9,512	9,549	9,627
C000007359
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 12,952	12,970	12,753	12,767	12,751	12,776	12,499	12,415	12,604	12,455	12,709	12,547	12,349	12,081	11,966	11,755	12,021	11,878	11,998	11,981	11,515	10,994	11,170	11,429	11,485	11,434	11,414	11,544	11,450		11,242	11,517	11,090	11,135		10,751	10,856	11,322	11,597	11,311	11,603	11,588	12,066	12,419	12,599	12,871	12,873	12,877	12,869		12,990	12,993	12,857	12,714	12,659	12,532	12,693	12,883	12,964	12,918	12,675	12,727	12,738	12,800	12,516	12,335	12,171	11,878	12,303	12,149	11,853	11,867	11,888	11,841	11,919	11,556	11,549	11,383	11,201	11,160	10,971	10,927	10,739	10,645	10,648	10,713	10,749	10,696	10,650	10,658	10,615	10,707	10,665	10,766	10,867	10,810	10,846	10,852	10,883	10,773	10,704	10,679	10,579	10,493	10,485	10,384	10,305	10,234	10,520	10,588	10,586	10,568	10,419	10,242	10,229	10,161	9,953	9,942	9,880	9,938	9,967	9,885	9,921	10,000
C000007365
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 11,491	11,504	11,422	11,407	11,451	11,643	11,526	11,474	11,593	11,439	11,604	11,507	11,428	11,339	11,206	11,267	11,377	11,392	11,381	11,407	11,163	10,645	10,734	10,981	11,070	11,049	10,967	11,074	11,083		10,898	11,107	10,844	10,815		10,426	10,479	10,812	11,017	10,781	10,898	10,782	11,041	11,352	11,416	11,719	11,722	11,648	11,689		11,770	11,805	11,726	11,718	11,692	11,605	11,553	11,727	11,667	11,598	11,450	11,475	11,466	11,483	11,310	11,205	10,879	11,031	11,478	11,352	11,178	11,143	11,128	11,131	11,217	11,077	10,988	10,939	10,791	10,759	10,627	10,563	10,466	10,347	10,241	10,308	10,375	10,361	10,338	10,330	10,227	10,260	10,246	10,295	10,401	10,310	10,391	10,385	10,435	10,358	10,289	10,331	10,184	10,108	10,079	10,018	9,966	9,862	10,257	10,345	10,393	10,388	10,399	10,248	10,243	10,176	10,163	10,157	10,015	9,943	9,907	9,871	9,805	9,777
C000007364
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 12,048	12,059	11,970	11,953	11,996	12,194	12,059	12,013	12,134	11,961	12,140	12,037	11,951	11,856	11,715	11,776	11,889	11,892	11,888	11,912	11,646	11,113	11,194	11,449	11,549	11,515	11,436	11,546	11,553		11,357	11,573	11,287	11,264		10,848	10,909	11,253	11,464	11,217	11,336	11,203	11,480	11,799	11,864	12,176	12,177	12,097	12,128		12,219	12,252	12,168	12,157	12,128	12,035	11,978	12,156	12,091	12,009	11,862	11,885	11,873	11,888	11,707	11,596	11,256	11,411	11,870	11,738	11,556	11,517	11,500	11,500	11,586	11,440	11,336	11,292	11,137	11,102	10,964	10,887	10,793	10,668	10,549	10,625	10,682	10,674	10,648	10,640	10,523	10,563	10,547	10,587	10,702	10,605	10,679	10,679	10,727	10,638	10,565	10,614	10,453	10,373	10,341	10,276	10,221	10,112	10,516	10,611	10,659	10,651	10,652	10,495	10,496	10,425	10,402	10,401	10,246	10,171	10,139	10,093	10,023	10,000
C000007370
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 10,126	10,325	10,108	10,155	9,876	9,847	9,710	9,656	9,887	9,848	10,200	10,026	9,803	9,517	9,539	9,413	9,663	9,600	9,708	9,863	9,418	8,976	9,081	9,377	9,539	9,489	9,489	9,701	9,678		9,454	9,814	9,477	9,428		8,938	9,051	9,512	9,892	9,721	10,067	10,067	10,653	10,941	11,049	11,236	11,255	11,284	11,295		11,486	11,545	11,416	11,508	11,413	11,273	11,454	11,622	11,732	11,538	11,257	11,254	11,326	11,314	10,874	10,785	10,733	10,554	10,806	10,792	10,672	10,628	10,721	10,656	10,771	10,537	10,599	10,366	10,247	10,265	10,136	10,187	9,996	9,858	9,876	10,008	10,058	10,085	10,083	10,141	10,293	10,434	10,342	10,452	10,337	10,316	10,223	10,253	10,324	10,262	10,079	10,079	9,944	9,840	9,828	9,788	9,697	9,717	10,293	10,736	10,680	10,755	10,619	10,256	10,539	10,294	9,904	9,603	9,607	9,521	9,740	9,694	9,668	9,622
C000007369
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 10,714	10,923	10,703	10,751	10,452	10,420	10,271	10,212	10,455	10,411	10,783	10,597	10,370	10,065	10,072	9,949	10,201	10,131	10,257	10,418	9,944	9,475	9,583	9,895	10,064	10,009	10,008	10,229	10,203		9,963	10,343	9,984	9,930		9,410	9,527	10,012	10,424	10,229	10,591	10,602	11,206	11,507	11,619	11,826	11,842	11,870	11,868		12,067	12,126	12,000	12,094	11,992	11,842	12,030	12,205	12,318	12,111	11,813	11,807	11,881	11,865	11,401	11,305	11,248	11,058	11,320	11,303	11,174	11,137	11,233	11,162	11,269	11,033	11,095	10,849	10,733	10,739	10,602	10,653	10,450	10,304	10,320	10,457	10,518	10,533	10,539	10,598	10,755	10,899	10,801	10,914	10,792	10,767	10,668	10,698	10,771	10,694	10,512	10,511	10,358	10,259	10,245	10,202	10,105	10,124	10,723	11,182	11,112	11,198	11,055	10,665	10,968	10,712	10,304	9,989	9,991	9,891	10,117	10,078	10,049	10,000
C000016533
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 15,499	15,386	15,133	14,900	14,928	15,087	14,947	14,768	14,825	14,687	14,741	14,539	14,330	14,130	13,995	13,824	13,946	13,810	13,741	13,704	13,252	12,730	12,881	12,975	12,967	12,805	12,590	12,691	12,601		12,514	12,667	12,171	12,203		11,789	11,579	12,098	12,260	11,677	12,584	12,673	13,084	13,186	13,425	13,746	13,537	13,715	13,853		13,934	13,836	13,874	13,726	13,669	13,491	13,446	13,352	13,296	12,988	12,347	12,288	12,421	12,192	11,736	11,492	10,945	10,501	12,243	12,443	12,405	12,164	12,111	12,098	12,032	12,042	11,987	11,750	11,880	11,729	11,649	11,477	11,054	11,236	11,399	11,609	11,511	11,505	11,372	11,378	11,409	11,326	11,392	11,480	11,409	11,364	11,400	11,319	11,203	11,197	11,048	11,087	11,015	10,903	10,919	10,752	10,615	10,414	10,440	10,380	10,331	10,093	9,835	9,777	9,718	9,400	9,035	8,988	9,114	9,302	9,446	9,201	9,457	9,623
C000016537
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 16,365	16,243	15,971	15,721	15,766	15,913	15,761	15,587	15,643	15,494	15,547	15,329	15,106	14,873	14,745	14,561	14,687	14,541	14,481	14,422	13,942	13,389	13,545	13,657	13,646	13,456	13,243	13,347	13,249		13,154	13,314	12,790	12,820		12,398	12,159	12,703	12,887	12,257	13,208	13,314	13,743	13,848	14,096	14,430	14,207	14,392	14,533		14,615	14,524	14,547	14,402	14,340	14,150	14,098	13,996	13,921	13,609	12,935	12,884	13,007	12,764	12,285	12,027	11,465	10,985	12,817	13,024	12,982	12,727	12,669	12,653	12,581	12,589	12,528	12,278	12,424	12,252	12,179	11,997	11,553	11,740	11,908	12,124	12,020	12,012	11,871	11,874	11,904	11,815	11,882	11,983	11,894	11,845	11,881	11,807	11,673	11,666	11,521	11,549	11,484	11,356	11,371	11,207	11,052	10,853	10,867	10,815	10,752	10,503	10,234	10,173	10,111	9,780	9,399	9,349	9,468	9,672	9,820	9,565	9,830	10,000
C000228113
Account Value [Line Items]
Line Graph and Table Measure Name	Class P2
Account Value	$ 11,287	11,195	11,016	10,839	10,859	10,974	10,862	10,736	10,776	10,667	10,706	10,550	10,391	10,237	10,142	10,021	10,097	10,000	9,940	9,903	9,570	9,198	9,307	9,374	9,357	9,231	9,078	9,140	9,076		9,018	9,127	8,771	8,780		8,483	8,321	8,690	8,804	8,378	9,018	9,084	9,378	9,443	9,601	9,830	9,678	9,809	9,921	$ 10,000
C000008145
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 22,059	22,029	21,265	20,481	21,066	21,295	21,136	20,153	21,325	20,291	20,418	20,137	19,756	18,977	19,094	18,496	19,076	18,151	17,635	17,743	16,918	15,849	16,228	16,711	17,280	16,573	15,547	16,099	15,892		16,004	16,547	15,418	16,091		14,971	13,616	14,949	15,259	14,419	15,907	15,480	16,231	16,084	16,246	16,268	15,294	16,043	15,288		15,871	15,552	15,417	15,668	15,171	14,545	13,704	12,864	12,943	12,366	10,807	10,844	11,196	10,838	10,486	10,407	10,037	9,030	11,420	12,730	13,294	12,948	12,558	12,454	12,013	12,374	12,248	11,439	12,351	11,904	11,961	11,749	10,825	12,002	11,760	12,425	12,425	12,245	11,796	11,817	11,837	11,739	12,038	12,672	12,141	11,949	11,636	11,479	11,138	11,252	11,104	10,938	10,929	10,981	11,100	10,739	10,668	10,477	9,694	9,853	9,867	9,721	9,416	9,471	9,394	9,271	8,638	8,606	9,052	9,259	9,247	8,606	8,904	9,450
C000008144
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 23,911	23,879	23,045	22,190	22,829	23,067	22,883	21,822	23,081	21,958	22,086	21,790	21,367	20,519	20,637	19,987	20,618	19,612	19,051	19,169	18,265	17,116	17,517	18,032	18,649	17,882	16,770	17,359	17,134		17,246	17,835	16,611	17,329		16,120	14,664	16,096	16,422	15,515	17,114	16,653	17,456	17,289	17,464	17,480	16,435	17,235	16,422		17,043	16,700	16,548	16,819	16,283	15,609	14,704	13,798	13,878	13,252	11,584	11,617	11,995	11,604	11,226	11,141	10,744	9,669	12,216	13,617	14,216	13,849	13,425	13,314	12,841	13,222	13,081	12,220	13,185	12,712	12,767	12,540	11,550	12,807	12,543	13,253	13,247	13,055	12,576	12,592	12,614	12,504	12,823	13,495	12,923	12,719	12,380	12,213	11,849	11,970	11,809	11,631	11,616	11,672	11,793	11,409	11,333	11,125	10,293	10,457	10,472	10,317	9,988	10,046	9,964	9,828	9,155	9,116	9,591	9,810	9,797	9,113	9,430	10,000
C000008150
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 33,551	33,036	31,471	29,597	29,494	31,945	32,872	31,636	32,093	30,078	30,296	29,787	28,989	29,642	27,990	26,938	28,390	27,990	25,867	24,814	23,869	21,459	21,866	23,319	23,461	22,593	21,282	20,289	20,183		19,102	19,758	18,393	19,680		19,006	17,837	19,606	20,533	18,616	20,364	20,522	23,028	22,354	23,291	25,545	25,198	25,340	23,654		25,097	24,283	23,629	22,622	22,781	21,405	21,330	20,944	21,262	20,464	18,479	19,201	20,162	18,311	16,908	16,144	14,959	13,135	14,797	15,737	15,295	14,933	14,401	14,270	14,431	14,491	14,252	13,333	14,061	13,321	13,004	12,622	11,613	12,785	12,541	13,728	13,670	13,164	12,760	12,697	12,293	12,327	12,585	12,970	12,031	11,983	11,740	11,379	11,252	11,089	10,723	10,675	10,353	10,058	9,935	9,530	9,288	9,259	9,280	9,518	9,480	9,518	9,059	9,174	8,910	8,974	8,591	8,701	9,221	9,352	9,309	8,563	8,866	9,449
C000008149
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 36,400	35,849	34,123	32,094	31,980	34,617	35,622	34,294	34,755	32,576	32,815	32,236	31,368	32,083	30,279	29,138	30,704	30,262	27,964	26,807	25,784	23,184	23,618	25,184	25,318	24,401	22,968	21,884	21,768		20,584	21,301	19,834	21,206		20,477	19,215	21,123	22,113	20,049	21,915	22,082	24,772	24,053	25,054	27,462	27,088	27,240	25,424		26,961	26,083	25,373	24,293	24,453	22,975	22,891	22,469	22,815	21,951	19,812	20,582	21,609	19,627	18,115	17,288	16,019	14,059	15,841	16,839	16,362	15,970	15,403	15,256	15,427	15,488	15,232	14,243	15,018	14,224	13,889	13,473	12,393	13,641	13,380	14,643	14,578	14,037	13,601	13,531	13,095	13,135	13,400	13,811	12,809	12,752	12,493	12,111	11,970	11,792	11,406	11,347	11,006	10,688	10,556	10,120	9,865	9,834	9,851	10,101	10,057	10,101	9,610	9,728	9,448	9,513	9,105	9,219	9,768	9,907	9,858	9,064	9,381	10,000
C000008155
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 17,656	17,247	16,682	15,906	16,737	17,811	18,620	18,055	19,696	18,094	18,384	18,029	18,338	17,148	17,626	16,905	18,029	17,373	16,596	17,026	15,653	14,461	15,234	15,989	16,389	15,523	14,405	14,982	15,187		16,222	16,557	15,159	16,168		15,753	14,124	15,602	15,927	14,652	16,153	15,851	16,930	16,855	16,696	17,511	16,498	16,986	16,633		17,160	16,928	17,308	17,475	17,160	16,395	15,604	14,337	13,952	13,074	11,045	10,546	11,186	10,802	10,341	10,047	9,445	8,185	10,930	12,062	12,472	12,064	11,848	11,797	11,346	11,912	11,638	10,945	12,007	11,416	11,537	10,996	9,928	11,434	11,321	12,610	12,823	12,497	12,224	12,141	11,654	11,612	11,618	12,206	11,933	11,786	11,468	11,431	10,918	11,066	11,034	10,807	11,093	11,145	11,225	10,981	10,928	10,604	9,566	9,795	9,820	9,601	9,260	9,408	9,230	9,128	8,354	8,298	8,909	9,414	9,210	8,579	8,960	9,451
C000008154
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 19,028	18,599	17,979	17,144	18,024	19,186	20,054	19,434	21,202	19,466	19,782	19,389	19,715	18,439	18,948	18,161	19,370	18,660	17,825	18,276	16,797	15,520	16,349	17,159	17,578	16,654	15,453	16,063	16,282		17,387	17,740	16,234	17,318		16,867	15,127	16,704	17,046	15,679	17,287	16,961	18,111	18,033	17,862	18,724	17,647	18,165	17,780		18,345	18,092	18,497	18,670	18,331	17,514	16,663	15,314	14,895	13,959	11,792	11,257	11,937	11,528	11,032	10,715	10,068	8,727	11,653	12,862	13,285	12,854	12,625	12,566	12,087	12,684	12,389	11,649	12,775	12,153	12,271	11,701	10,561	12,160	12,043	13,409	13,635	13,280	12,992	12,900	12,386	12,337	12,343	12,968	12,674	12,516	12,171	12,133	11,586	11,745	11,712	11,466	11,772	11,821	11,903	11,646	11,591	11,244	10,140	10,382	10,408	10,177	9,814	9,966	9,777	9,672	8,851	8,788	9,435	9,967	9,751	9,084	9,488	10,000
C000008160
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 18,725	18,802	18,235	17,161	17,376	18,756	20,336	19,600	21,058	18,626	18,848	18,567	18,418	17,543	17,781	17,262	18,774	18,403	17,187	17,514	15,971	14,563	15,853	16,891	17,632	16,980	15,704	15,838	16,194		16,342	16,461	15,141	15,897		15,734	14,577	15,779	15,971	14,607	15,734	16,194	18,018	17,810	18,062	20,643	20,308	21,619	20,574		21,258	20,631	20,840	19,966	20,403	19,653	19,852	18,675	18,105	16,471	14,346	14,054	14,523	14,001	13,258	12,709	11,497	9,912	12,160	12,992	13,072	12,928	12,242	12,068	12,272	12,679	12,536	11,767	12,649	12,264	12,475	11,737	10,553	11,878	11,643	13,161	13,433	12,114	12,101	11,835	11,110	11,153	11,029	11,135	10,540	10,580	10,223	10,007	9,679	9,825	9,784	9,632	9,457	9,252	9,053	8,807	8,567	8,602	7,988	8,526	8,432	8,391	8,005	8,035	7,795	7,713	7,157	7,379	8,310	8,766	8,591	8,249	8,822	9,450
C000008159
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 20,140	20,210	19,597	18,427	18,678	20,140	21,839	21,045	22,607	19,994	20,224	19,926	19,764	18,816	19,073	18,518	20,129	19,737	18,410	18,762	17,111	15,594	16,989	18,099	18,884	18,166	16,813	16,962	17,327		17,476	17,611	16,190	17,002		16,826	15,581	16,867	17,070	15,622	16,813	17,300	19,249	19,019	19,290	22,052	21,689	23,088	21,972		22,686	22,018	22,228	21,304	21,771	20,957	21,167	19,914	19,301	17,563	15,289	14,980	15,478	14,920	14,122	13,539	12,252	10,553	12,947	13,839	13,916	13,767	13,026	12,841	13,056	13,485	13,337	12,515	13,448	13,041	13,263	12,478	11,219	12,624	12,377	13,987	14,271	12,864	12,852	12,568	11,803	11,840	11,711	11,816	11,186	11,227	10,852	10,618	10,268	10,420	10,379	10,215	10,034	9,812	9,595	9,338	9,081	9,122	8,467	9,034	8,934	8,894	8,484	8,508	8,250	8,168	7,578	7,818	8,800	9,280	9,093	8,729	9,336	10,000
C000008165
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 18,757	19,028	18,660	17,846	17,099	16,973	16,324	15,674	16,125	16,125	16,933	16,769	16,211	15,686	15,979	15,196	15,557	15,093	14,741	14,810	14,115	12,999	13,413	13,842	14,388	14,008	13,421	13,776	13,479		13,016	13,338	12,330	12,646		11,210	10,592	11,691	12,438	11,908	12,959	12,742	13,521	13,665	14,163	14,395	13,765	14,426	13,965		14,411	14,144	14,114	14,330	13,668	13,341	12,977	12,739	12,836	12,285	10,741	11,035	11,219	10,763	10,447	10,101	9,572	8,925	10,491	11,344	11,579	11,222	11,129	10,734	10,426	10,763	11,000	10,332	11,100	10,713	10,641	10,354	9,744	10,231	10,258	11,152	11,158	11,277	11,019	11,198	11,383	11,211	11,317	11,933	11,311	11,156	11,085	10,831	10,552	10,552	10,207	10,305	9,947	9,720	9,434	9,291	9,037	8,761	8,952	9,156	9,105	9,041	8,742	8,920	8,945	8,786	8,200	8,448	8,869	8,945	9,026	8,367	8,813	9,447
C000008164
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 20,379	20,677	20,273	19,379	18,570	18,421	17,708	17,006	17,491	17,481	18,365	18,186	17,566	17,002	17,312	16,466	16,852	16,344	15,959	16,025	15,272	14,065	14,506	14,966	15,552	15,137	14,497	14,885	14,569		14,065	14,407	13,308	13,650		12,097	11,426	12,612	13,414	12,839	13,973	13,737	14,566	14,723	15,255	15,499	14,814	15,531	15,032		15,507	15,217	15,177	15,402	14,693	14,339	13,945	13,687	13,784	13,195	11,526	11,844	12,043	11,550	11,201	10,835	10,263	9,564	11,240	12,154	12,400	12,019	11,910	11,493	11,161	11,516	11,763	11,052	11,864	11,454	11,369	11,060	10,411	10,929	10,950	11,903	11,910	12,030	11,753	11,945	12,137	11,952	12,059	12,720	12,045	11,883	11,799	11,528	11,229	11,229	10,860	10,957	10,575	10,338	10,025	9,872	9,601	9,306	9,503	9,720	9,666	9,591	9,272	9,462	9,482	9,312	8,694	8,952	9,394	9,472	9,559	8,858	9,325	10,000
C000228111
Account Value [Line Items]
Line Graph and Table Measure Name	Class P2
Account Value	$ 14,523	14,724	14,434	13,787	13,206	13,095	12,589	12,083	12,413	12,406	13,027	12,888	12,446	12,036	12,254	11,647	11,911	11,554	11,270	11,317	10,780	9,918	10,228	10,546	10,958	10,654	10,203	10,470	10,254
C000008170
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 14,940	14,743	13,984	13,275	13,206	12,979	12,969	12,743	12,889	13,319	13,934	12,879	12,645	12,733	12,577	12,323	12,333	12,147	11,649	12,254	11,868	10,923	11,444	11,887	12,601	11,974	11,366	11,511	11,781		11,424	12,293	11,135	11,433		9,847	10,139	11,291	11,338	11,357	11,961	11,820	12,821	13,085	13,680	13,784	13,492	14,227	14,016		14,726	14,261	15,216	15,157	14,836	14,506	14,709	14,269	14,058	12,993	11,870	11,594	11,845	11,552	10,530	9,776	9,600	8,670	10,647	11,175	11,736	11,031	11,031	10,566	10,433	10,799	10,990	10,408	11,106	10,899	10,766	10,724	9,885	10,199	9,798	10,705	10,844	11,122	10,967	11,465	11,841	11,988	12,127	12,699	11,857	11,397	11,380	11,146	11,178	10,984	10,458	10,336	10,053	9,843	9,575	9,292	8,863	8,868	9,358	9,358	9,278	9,157	8,812	8,459	8,724	8,708	7,801	7,921	8,379	8,600	8,888	8,384	8,624	9,448
C000008169
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 16,218	15,995	15,164	14,397	14,323	14,067	14,057	13,801	13,965	14,428	15,091	13,944	13,681	13,776	13,607	13,334	13,334	13,134	12,586	13,249	12,830	11,793	12,363	12,840	13,608	12,923	12,270	12,415	12,705		12,321	13,255	12,010	12,323		10,613	10,927	12,161	12,212	12,222	12,880	12,718	13,790	14,073	14,721	14,822	14,505	15,300	15,066		15,816	15,319	16,340	16,268	15,933	15,563	15,789	15,310	15,084	13,933	12,727	12,432	12,691	12,378	11,279	10,466	10,278	9,277	11,395	11,958	12,557	11,798	11,798	11,294	11,153	11,542	11,745	11,126	11,860	11,639	11,489	11,453	10,551	10,881	10,446	11,419	11,558	11,862	11,688	12,227	12,617	12,774	12,913	13,520	12,626	12,134	12,117	11,859	11,893	11,679	11,121	10,984	10,684	10,460	10,177	9,868	9,413	9,421	9,930	9,930	9,845	9,718	9,344	8,971	9,259	9,234	8,275	8,402	8,878	9,110	9,421	8,883	9,135	10,000
C000228112
Account Value [Line Items]
Line Graph and Table Measure Name	Class P2
Account Value	$ 13,510	13,327	12,628	11,990	11,920	11,710	11,693	11,483	11,604	11,995	12,542	11,587	11,370	11,439	11,291	11,066	11,066	10,892	10,449	10,987	10,635	9,777	10,249	10,635	11,269	10,703	10,154	10,283	10,506	$ 10,000
C000016586
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 10,815	11,097	11,030	10,732	10,682	11,014	10,848	10,782	11,671	11,443	12,078	11,752	11,247	10,644	10,644	10,220	11,084	10,726	10,644	11,133	10,196	9,100	9,568	10,276	10,614	10,308	9,954	10,437	10,260		10,437	11,001	10,035	10,433		9,649	9,361	10,785	11,617	10,753	11,809	12,353	12,865	12,449	12,817	13,906	12,955	13,080	12,411		13,158	13,095	12,598	12,520	12,256	11,509	11,136	10,358	10,483	10,140	8,880	9,199	9,563	9,305	9,123	8,986	8,911	8,425	10,762	11,764	11,810	11,761	11,950	11,674	11,443	11,211	11,269	11,095	11,139	11,298	10,921	10,878	9,806	10,431	10,080	10,487	10,739	10,725	10,711	10,515	10,445	10,206	9,856	10,697	10,711	10,483	10,294	10,321	10,335	10,362	10,227	10,146	10,173	9,971	10,052	9,823	9,702	9,447	9,615	10,184	10,313	10,378	9,835	9,473	9,525	9,460	8,569	8,594	9,150	9,107	9,421	8,868	8,881	9,447
C000016590
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 11,740	12,042	11,966	11,627	11,571	11,948	11,759	11,684	12,642	12,384	13,086	12,735	12,180	11,515	11,515	11,053	11,977	11,589	11,515	12,032	11,010	9,827	10,337	11,083	11,465	11,119	10,737	11,265	11,065		11,283	11,884	10,846	11,245		10,399	10,094	11,623	12,523	11,587	12,720	13,296	13,854	13,404	13,800	14,969	13,937	14,077	13,345		14,147	14,077	13,537	13,467	13,171	12,370	11,951	11,133	11,255	10,878	9,539	9,861	10,268	9,980	9,777	9,641	9,539	9,014	11,539	12,589	12,640	12,582	12,791	12,485	12,244	12,003	12,051	11,858	11,906	12,067	11,665	11,616	10,474	11,130	10,757	11,176	11,456	11,440	11,425	11,223	11,130	10,881	10,509	11,393	11,409	11,153	10,960	10,974	11,004	11,034	10,885	10,781	10,826	10,603	10,692	10,440	10,306	10,034	10,219	10,800	10,942	11,013	10,446	10,048	10,105	10,034	9,083	9,112	9,693	9,657	9,986	9,396	9,409	10,000
C000016591
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 12,491	12,422	12,296	12,170	12,090	12,182	12,102	11,987	12,159	11,894	11,979	11,852	11,778	11,650	11,703	11,566	11,703	11,470	11,248	11,248	10,960	10,705	10,786	10,786	10,786	10,694	10,551	10,653	10,653		10,766	10,807	10,715	10,681		10,561	10,321	10,471	10,471	10,371	10,591	10,551	10,521	10,441	10,541	10,691	10,445	10,586	10,548		10,642	10,595	10,642	10,736	10,708	10,520	10,483	10,323	10,417	10,249	9,945	9,954	9,999	9,883	9,588	9,534	9,382	9,122	9,427	9,596	9,516	9,480	9,507	9,489	9,489	9,480	9,427	9,283	9,400	9,310	9,283	9,248	8,970	9,232	9,197	9,414	9,432	9,432	9,319	9,371	9,458	9,423	9,518	9,684	9,484	9,501	9,440	9,353	9,292	9,319	9,284	9,319	9,319	9,292	9,301	9,171	9,145	9,032	9,040	9,066	9,093	9,119	9,032	9,093	9,075	9,119	9,093	9,127	9,232	9,336	9,328	9,243	9,302	9,447
C000016595
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 13,561	13,486	13,337	13,213	13,114	13,201	13,127	12,990	13,178	12,892	12,972	12,846	12,743	12,605	12,674	12,513	12,662	12,410	12,158	12,158	11,849	11,562	11,662	11,651	11,651	11,551	11,397	11,496	11,496		11,617	11,651	11,562	11,515		11,385	11,116	11,288	11,288	11,170	11,407	11,353	11,321	11,245	11,342	11,504	11,228	11,390	11,340		11,431	11,390	11,431	11,532	11,501	11,299	11,249	11,077	11,178	10,997	10,670	10,680	10,718	10,593	10,276	10,218	10,045	9,775	10,093	10,276	10,189	10,141	10,170	10,151	10,151	10,141	10,074	9,920	10,045	9,949	9,911	9,882	9,574	9,855	9,818	10,042	10,060	10,051	9,939	9,995	10,079	10,042	10,144	10,321	10,107	10,116	10,051	9,958	9,892	9,920	9,874	9,911	9,911	9,874	9,883	9,752	9,715	9,594	9,603	9,631	9,659	9,687	9,584	9,650	9,631	9,678	9,640	9,678	9,790	9,892	9,883	9,793	9,847	10,000
C000228115
Account Value [Line Items]
Line Graph and Table Measure Name	Class P2
Account Value	$ 11,852	11,799	11,681	11,573	11,498	11,573	11,498	11,380	11,546	11,286	11,356	11,236	11,146	11,026	11,066	10,936	11,056	10,825	10,605	10,595	10,330	10,078	10,156	10,146	10,146	10,049	9,923	10,030	10,030		10,156	10,185	10,117	10,095	$ 10,000
UBS Index: Bloomberg US Mortgage-Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage-Backed Securities Index
Account Value	$ 11,257	11,303	11,106	11,208	11,176	11,178	10,900	10,845	11,026	10,881	11,198	11,067	10,891	10,611	10,489	10,283	10,604	10,493	10,667	10,716	10,273	9,764	9,970	10,298	10,384	10,392	10,436	10,513	10,459		10,259	10,537	10,201	10,247		9,845	9,988	10,519	10,891	10,552	10,724	10,606	10,992	11,286	11,396	11,568	11,578	11,589	11,611		11,653	11,672	11,599	11,604	11,625	11,561	11,620	11,698	11,689	11,664	11,656	11,661	11,673	11,669	11,648	11,659	11,644	11,571	11,450	11,332	11,254	11,223	11,214	11,174	11,166	11,067	11,023	10,944	10,804	10,811	10,656	10,665	10,582	10,393	10,300	10,366	10,430	10,367	10,378	10,373	10,301	10,353	10,287	10,355	10,478	10,444	10,459	10,462	10,486	10,410	10,363	10,404	10,340	10,273	10,270	10,221	10,225	10,225	10,403	10,431	10,402	10,390	10,369	10,285	10,272	10,255	10,225	10,187	10,057	10,060	10,074	10,067	10,008	10,000
UBS Index: Bloomberg US Mortgage-Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage-Backed Securities Index
Account Value	$ 11,257	11,303	11,106	11,208	11,176	11,178	10,900	10,845	11,026	10,881	11,198	11,067	10,891	10,611	10,489	10,283	10,604	10,493	10,667	10,716	10,273	9,764	9,970	10,298	10,384	10,392	10,436	10,513	10,459		10,259	10,537	10,201	10,247		9,845	9,988	10,519	10,891	10,552	10,724	10,606	10,992	11,286	11,396	11,568	11,578	11,589	11,611		11,653	11,672	11,599	11,604	11,625	11,561	11,620	11,698	11,689	11,664	11,656	11,661	11,673	11,669	11,648	11,659	11,644	11,571	11,450	11,332	11,254	11,223	11,214	11,174	11,166	11,067	11,023	10,944	10,804	10,811	10,656	10,665	10,582	10,393	10,300	10,366	10,430	10,367	10,378	10,373	10,301	10,353	10,287	10,355	10,478	10,444	10,459	10,462	10,486	10,410	10,363	10,404	10,340	10,273	10,270	10,221	10,225	10,225	10,403	10,431	10,402	10,390	10,369	10,285	10,272	10,255	10,225	10,187	10,057	10,060	10,074	10,067	10,008	10,000
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,790	11,822	11,643	11,727	11,681	11,676	11,425	11,365	11,554	11,433	11,724	11,569	11,405	11,144	11,040	10,856	11,137	11,035	11,193	11,224	10,810	10,342	10,508	10,782	10,851	10,859	10,898	11,018	10,951		10,680	10,963	10,636	10,684		10,305	10,441	10,912	11,229	10,962	11,136	11,065	11,501	11,830	11,964	12,227	12,258	12,222	12,225		12,332	12,356	12,219	12,134	12,094	12,000	12,151	12,329	12,418	12,401	12,281	12,336	12,343	12,443	12,260	12,183	12,127	11,915	11,986	11,774	11,551	11,559	11,565	11,531	11,592	11,299	11,275	11,135	10,941	10,938	10,732	10,738	10,625	10,433	10,372	10,454	10,522	10,455	10,452	10,465	10,391	10,469	10,402	10,502	10,624	10,575	10,589	10,583	10,634	10,539	10,494	10,504	10,424	10,344	10,350	10,281	10,261	10,246	10,494	10,575	10,581	10,594	10,527	10,341	10,338	10,299	10,205	10,133	9,996	10,028	10,055	10,053	9,986	10,000
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,790	11,822	11,643	11,727	11,681	11,676	11,425	11,365	11,554	11,433	11,724	11,569	11,405	11,144	11,040	10,856	11,137	11,035	11,193	11,224	10,810	10,342	10,508	10,782	10,851	10,859	10,898	11,018	10,951		10,680	10,963	10,636	10,684		10,305	10,441	10,912	11,229	10,962	11,136	11,065	11,501	11,830	11,964	12,227	12,258	12,222	12,225		12,332	12,356	12,219	12,134	12,094	12,000	12,151	12,329	12,418	12,401	12,281	12,336	12,343	12,443	12,260	12,183	12,127	11,915	11,986	11,774	11,551	11,559	11,565	11,531	11,592	11,299	11,275	11,135	10,941	10,938	10,732	10,738	10,625	10,433	10,372	10,454	10,522	10,455	10,452	10,465	10,391	10,469	10,402	10,502	10,624	10,575	10,589	10,583	10,634	10,539	10,494	10,504	10,424	10,344	10,350	10,281	10,261	10,246	10,494	10,575	10,581	10,594	10,527	10,341	10,338	10,299	10,205	10,133	9,996	10,028	10,055	10,053	9,986	10,000
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,790	11,822	11,643	11,727	11,681	11,676	11,425	11,365	11,554	11,433	11,724	11,569	11,405	11,144	11,040	10,856	11,137	11,035	11,193	11,224	10,810	10,342	10,508	10,782	10,851	10,859	10,898	11,018	10,951		10,680	10,963	10,636	10,684		10,305	10,441	10,912	11,229	10,962	11,136	11,065	11,501	11,830	11,964	12,227	12,258	12,222	12,225		12,332	12,356	12,219	12,134	12,094	12,000	12,151	12,329	12,418	12,401	12,281	12,336	12,343	12,443	12,260	12,183	12,127	11,915	11,986	11,774	11,551	11,559	11,565	11,531	11,592	11,299	11,275	11,135	10,941	10,938	10,732	10,738	10,625	10,433	10,372	10,454	10,522	10,455	10,452	10,465	10,391	10,469	10,402	10,502	10,624	10,575	10,589	10,583	10,634	10,539	10,494	10,504	10,424	10,344	10,350	10,281	10,261	10,246	10,494	10,575	10,581	10,594	10,527	10,341	10,338	10,299	10,205	10,133	9,996	10,028	10,055	10,053	9,986	10,000
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,790	11,822	11,643	11,727	11,681	11,676	11,425	11,365	11,554	11,433	11,724	11,569	11,405	11,144	11,040	10,856	11,137	11,035	11,193	11,224	10,810	10,342	10,508	10,782	10,851	10,859	10,898	11,018	10,951		10,680	10,963	10,636	10,684		10,305	10,441	10,912	11,229	10,962	11,136	11,065	11,501	11,830	11,964	12,227	12,258	12,222	12,225		12,332	12,356	12,219	12,134	12,094	12,000	12,151	12,329	12,418	12,401	12,281	12,336	12,343	12,443	12,260	12,183	12,127	11,915	11,986	11,774	11,551	11,559	11,565	11,531	11,592	11,299	11,275	11,135	10,941	10,938	10,732	10,738	10,625	10,433	10,372	10,454	10,522	10,455	10,452	10,465	10,391	10,469	10,402	10,502	10,624	10,575	10,589	10,583	10,634	10,539	10,494	10,504	10,424	10,344	10,350	10,281	10,261	10,246	10,494	10,575	10,581	10,594	10,527	10,341	10,338	10,299	10,205	10,133	9,996	10,028	10,055	10,053	9,986	10,000
UBS Index: Bloomberg US Municipal 3-15 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal 3-15 Year Blend Index
Account Value	$ 12,384	12,356	12,260	12,191	12,271	12,442	12,315	12,230	12,365	12,206	12,374	12,268	12,158	12,049	11,887	11,968	12,103	12,104	12,093	12,144	11,903	11,317	11,372	11,656	11,788	11,739	11,648	11,761	11,794		11,558	11,794	11,517	11,457		11,042	11,090	11,463	11,676	11,401	11,508	11,341	11,604	11,945	11,984	12,307	12,288	12,217	12,256		12,338	12,365	12,268	12,250	12,231	12,148	12,085	12,256	12,194	12,131	11,985	12,018	12,008	12,053	11,872	11,797	11,451	11,545	11,920	11,800	11,609	11,570	11,543	11,513	11,614	11,469	11,375	11,327	11,182	11,158	11,021	10,965	10,867	10,740	10,625	10,674	10,738	10,716	10,681	10,664	10,558	10,588	10,561	10,594	10,702	10,604	10,696	10,679	10,733	10,657	10,573	10,618	10,466	10,385	10,365	10,292	10,216	10,108	10,481	10,577	10,617	10,611	10,597	10,456	10,451	10,383	10,371	10,352	10,221	10,162	10,138	10,096	10,019	10,000
UBS Index: Bloomberg US Municipal 3-15 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal 3-15 Year Blend Index
Account Value	$ 12,384	12,356	12,260	12,191	12,271	12,442	12,315	12,230	12,365	12,206	12,374	12,268	12,158	12,049	11,887	11,968	12,103	12,104	12,093	12,144	11,903	11,317	11,372	11,656	11,788	11,739	11,648	11,761	11,794		11,558	11,794	11,517	11,457		11,042	11,090	11,463	11,676	11,401	11,508	11,341	11,604	11,945	11,984	12,307	12,288	12,217	12,256		12,338	12,365	12,268	12,250	12,231	12,148	12,085	12,256	12,194	12,131	11,985	12,018	12,008	12,053	11,872	11,797	11,451	11,545	11,920	11,800	11,609	11,570	11,543	11,513	11,614	11,469	11,375	11,327	11,182	11,158	11,021	10,965	10,867	10,740	10,625	10,674	10,738	10,716	10,681	10,664	10,558	10,588	10,561	10,594	10,702	10,604	10,696	10,679	10,733	10,657	10,573	10,618	10,466	10,385	10,365	10,292	10,216	10,108	10,481	10,577	10,617	10,611	10,597	10,456	10,451	10,383	10,371	10,352	10,221	10,162	10,138	10,096	10,019	10,000
UBS Index: Bloomberg Global Aggregate ex USD 50% Hedged Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD 50% Hedged Index
Account Value	$ 10,371	10,638	10,410	10,422	9,915	9,806	9,728	9,670	9,930	9,953	10,381	10,177	9,868	9,566	9,615	9,519	9,772	9,749	9,866	10,097	9,666	9,160	9,245	9,561	9,753	9,630	9,605	9,871	9,843		9,488	9,883	9,550	9,427		8,929	8,942	9,499	9,998	9,810	10,272	10,271	11,024	11,389	11,517	11,746	11,755	11,840	11,887		12,186	12,261	12,079	12,328	12,162	11,969	12,265	12,508	12,637	12,368	12,081	12,025	12,095	12,061	11,548	11,432	11,398	11,170	11,541	11,564	11,477	11,354	11,510	11,401	11,565	11,385	11,467	11,135	11,020	11,088	11,009	11,125	10,922	10,685	10,673	10,823	10,940	10,975	11,015	11,092	11,303	11,567	11,403	11,500	11,161	11,131	10,900	10,982	11,122	11,005	10,717	10,727	10,497	10,350	10,319	10,289	10,099	10,197	10,765	11,254	11,141	11,232	11,140	10,731	10,993	10,773	10,350	10,001	9,951	9,830	10,111	10,078	10,035	10,000
UBS Index: Bloomberg Global Aggregate ex USD 50% Hedged Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD 50% Hedged Index
Account Value	$ 10,371	10,638	10,410	10,422	9,915	9,806	9,728	9,670	9,930	9,953	10,381	10,177	9,868	9,566	9,615	9,519	9,772	9,749	9,866	10,097	9,666	9,160	9,245	9,561	9,753	9,630	9,605	9,871	9,843		9,488	9,883	9,550	9,427		8,929	8,942	9,499	9,998	9,810	10,272	10,271	11,024	11,389	11,517	11,746	11,755	11,840	11,887		12,186	12,261	12,079	12,328	12,162	11,969	12,265	12,508	12,637	12,368	12,081	12,025	12,095	12,061	11,548	11,432	11,398	11,170	11,541	11,564	11,477	11,354	11,510	11,401	11,565	11,385	11,467	11,135	11,020	11,088	11,009	11,125	10,922	10,685	10,673	10,823	10,940	10,975	11,015	11,092	11,303	11,567	11,403	11,500	11,161	11,131	10,900	10,982	11,122	11,005	10,717	10,727	10,497	10,350	10,319	10,289	10,099	10,197	10,765	11,254	11,141	11,232	11,140	10,731	10,993	10,773	10,350	10,001	9,951	9,830	10,111	10,078	10,035	10,000
UBS Index: ICE BofA Global High Yield Index (Hedged in USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Global High Yield Index (Hedged in USD)
Account Value	$ 17,021	16,885	16,615	16,356	16,370	16,511	16,365	16,168	16,197	16,044	16,080	15,828	15,589	15,314	15,174	14,983	15,089	14,919	14,848	14,782	14,282	13,714	13,848	13,936	13,916	13,721	13,520	13,597	13,503		13,419	13,576	13,069	13,074		12,651	12,416	12,961	13,162	12,539	13,434	13,481	13,925	14,080	14,380	14,735	14,522	14,678	14,781		14,846	14,745	14,750	14,615	14,554	14,402	14,394	14,329	14,300	14,034	13,472	13,416	13,552	13,377	12,887	12,670	12,126	11,598	13,282	13,467	13,414	13,174	13,107	13,036	12,971	12,965	12,873	12,562	12,685	12,518	12,388	12,182	11,711	11,853	11,967	12,119	12,015	12,017	11,851	11,857	11,917	11,868	11,918	12,017	11,939	11,906	11,942	11,869	11,770	11,734	11,607	11,597	11,509	11,371	11,380	11,211	11,053	10,848	10,914	10,868	10,808	10,586	10,329	10,217	10,159	9,819	9,409	9,375	9,511	9,753	9,870	9,574	9,829	10,000
UBS Index: ICE BofA Global High Yield Index (Hedged in USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Global High Yield Index (Hedged in USD)
Account Value	$ 17,021	16,885	16,615	16,356	16,370	16,511	16,365	16,168	16,197	16,044	16,080	15,828	15,589	15,314	15,174	14,983	15,089	14,919	14,848	14,782	14,282	13,714	13,848	13,936	13,916	13,721	13,520	13,597	13,503		13,419	13,576	13,069	13,074		12,651	12,416	12,961	13,162	12,539	13,434	13,481	13,925	14,080	14,380	14,735	14,522	14,678	14,781		14,846	14,745	14,750	14,615	14,554	14,402	14,394	14,329	14,300	14,034	13,472	13,416	13,552	13,377	12,887	12,670	12,126	11,598	13,282	13,467	13,414	13,174	13,107	13,036	12,971	12,965	12,873	12,562	12,685	12,518	12,388	12,182	11,711	11,853	11,967	12,119	12,015	12,017	11,851	11,857	11,917	11,868	11,918	12,017	11,939	11,906	11,942	11,869	11,770	11,734	11,607	11,597	11,509	11,371	11,380	11,211	11,053	10,848	10,914	10,868	10,808	10,586	10,329	10,217	10,159	9,819	9,409	9,375	9,511	9,753	9,870	9,574	9,829	10,000
UBS Index: ICE BofA Global High Yield Index (Hedged in USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Global High Yield Index (Hedged in USD)
Account Value	$ 11,436	11,345	11,164	10,989	10,999	11,093	10,995	10,863	10,882	10,779	10,804	10,635	10,474	10,289	10,195	10,067	10,138	10,024	9,976	9,932	9,596	9,214	9,304	9,363	9,350	9,219	9,084	9,136	9,072		9,016	9,122	8,781	8,784		8,500	8,342	8,708	8,844	8,425	9,026	9,058	9,356	9,460	9,662	9,900	9,757	9,862	9,931	10,000
UBS Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,116	23,978	23,186	22,399	23,103	23,763	23,667	22,620	24,281	22,823	23,077	22,762	22,167	21,089	21,289	20,635	21,556	20,529	19,799	19,778	18,740	17,426	18,063	18,788	19,309	18,653	17,491	18,193	17,923		18,006	18,664	17,744	18,490		17,402	15,784	17,301	17,832	16,723	18,324	17,975	19,050	18,527	18,744	19,191	18,052	18,712	17,807		18,450	18,091	17,947	18,155	17,741	17,059	16,111	15,193	15,333	14,767	13,016	13,190	13,522	12,985	12,491	12,574	12,158	10,929	13,182	14,595	14,916	14,517	14,081	13,887	13,409	13,815	13,702	12,784	13,662	13,194	13,111	12,705	11,788	13,040	12,662	13,353	13,327	13,133	12,633	12,601	12,527	12,486	12,709	13,347	12,850	12,665	12,289	12,200	11,849	11,989	11,832	11,641	11,653	11,675	11,795	11,386	11,305	11,029	10,434	10,598	10,620	10,538	10,241	10,153	9,998	9,792	9,134	9,137	9,634	9,846	9,809	9,121	9,404	10,000
UBS Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,116	23,978	23,186	22,399	23,103	23,763	23,667	22,620	24,281	22,823	23,077	22,762	22,167	21,089	21,289	20,635	21,556	20,529	19,799	19,778	18,740	17,426	18,063	18,788	19,309	18,653	17,491	18,193	17,923		18,006	18,664	17,744	18,490		17,402	15,784	17,301	17,832	16,723	18,324	17,975	19,050	18,527	18,744	19,191	18,052	18,712	17,807		18,450	18,091	17,947	18,155	17,741	17,059	16,111	15,193	15,333	14,767	13,016	13,190	13,522	12,985	12,491	12,574	12,158	10,929	13,182	14,595	14,916	14,517	14,081	13,887	13,409	13,815	13,702	12,784	13,662	13,194	13,111	12,705	11,788	13,040	12,662	13,353	13,327	13,133	12,633	12,601	12,527	12,486	12,709	13,347	12,850	12,665	12,289	12,200	11,849	11,989	11,832	11,641	11,653	11,675	11,795	11,386	11,305	11,029	10,434	10,598	10,620	10,538	10,241	10,153	9,998	9,792	9,134	9,137	9,634	9,846	9,809	9,121	9,404	10,000
UBS Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 48,339	46,580	43,747	40,153	39,481	43,128	44,735	43,868	43,484	40,835	40,971	39,842	39,029	39,704	37,196	35,095	36,650	36,016	33,715	32,895	31,500	28,404	28,814	30,471	30,747	29,745	27,841	26,628	26,367		24,680	24,977	23,055	24,967		23,879	22,560	24,989	26,210	23,402	25,415	26,020	29,594	28,479	29,743	32,535	31,861	31,668	29,144		30,873	29,760	28,810	27,110	27,490	25,739	25,304	25,310	25,498	24,377	22,113	22,890	24,021	21,774	20,218	19,375	18,156	15,815	17,541	18,823	18,411	17,872	17,113	16,644	16,642	16,770	16,400	15,346	16,381	15,673	15,239	14,712	13,499	14,769	14,614	16,049	15,960	15,132	14,701	14,561	13,949	13,901	14,292	14,677	13,707	13,601	13,200	12,707	12,544	12,318	11,999	12,031	11,726	11,464	11,333	10,881	10,526	10,398	10,176	10,421	10,383	10,435	9,964	10,004	9,813	9,904	9,278	9,282	9,831	9,977	9,949	9,160	9,393	10,000
UBS Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 48,339	46,580	43,747	40,153	39,481	43,128	44,735	43,868	43,484	40,835	40,971	39,842	39,029	39,704	37,196	35,095	36,650	36,016	33,715	32,895	31,500	28,404	28,814	30,471	30,747	29,745	27,841	26,628	26,367		24,680	24,977	23,055	24,967		23,879	22,560	24,989	26,210	23,402	25,415	26,020	29,594	28,479	29,743	32,535	31,861	31,668	29,144		30,873	29,760	28,810	27,110	27,490	25,739	25,304	25,310	25,498	24,377	22,113	22,890	24,021	21,774	20,218	19,375	18,156	15,815	17,541	18,823	18,411	17,872	17,113	16,644	16,642	16,770	16,400	15,346	16,381	15,673	15,239	14,712	13,499	14,769	14,614	16,049	15,960	15,132	14,701	14,561	13,949	13,901	14,292	14,677	13,707	13,601	13,200	12,707	12,544	12,318	11,999	12,031	11,726	11,464	11,333	10,881	10,526	10,398	10,176	10,421	10,383	10,435	9,964	10,004	9,813	9,904	9,278	9,282	9,831	9,977	9,949	9,160	9,393	10,000
UBS Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 21,751	21,380	20,455	19,351	19,928	21,073	21,882	21,162	22,798	20,950	21,217	20,921	20,921	19,354	19,752	18,953	20,225	19,275	18,532	19,067	17,257	15,821	16,761	17,709	18,418	17,398	15,978	16,447	16,669		17,571	18,083	16,440	17,479		16,643	15,054	16,747	17,289	15,764	17,701	17,368	18,631	18,246	17,954	18,915	17,980	18,628	17,784		18,271	17,893	18,159	18,403	18,036	17,294	16,476	15,130	14,803	13,840	11,779	11,519	11,980	11,460	11,125	10,922	10,445	9,225	12,289	13,600	14,114	13,701	13,373	13,183	12,606	13,251	13,165	12,365	13,374	12,921	13,096	12,699	11,423	12,842	12,604	13,783	14,002	13,690	13,424	13,353	12,826	12,688	12,550	13,197	13,033	12,982	12,570	12,502	11,924	12,134	12,040	11,729	11,989	12,002	12,096	11,875	11,810	11,482	10,478	10,801	10,731	10,636	10,173	10,112	9,936	9,747	8,950	8,855	9,433	9,885	9,722	9,178	9,514	10,000
UBS Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 21,751	21,380	20,455	19,351	19,928	21,073	21,882	21,162	22,798	20,950	21,217	20,921	20,921	19,354	19,752	18,953	20,225	19,275	18,532	19,067	17,257	15,821	16,761	17,709	18,418	17,398	15,978	16,447	16,669		17,571	18,083	16,440	17,479		16,643	15,054	16,747	17,289	15,764	17,701	17,368	18,631	18,246	17,954	18,915	17,980	18,628	17,784		18,271	17,893	18,159	18,403	18,036	17,294	16,476	15,130	14,803	13,840	11,779	11,519	11,980	11,460	11,125	10,922	10,445	9,225	12,289	13,600	14,114	13,701	13,373	13,183	12,606	13,251	13,165	12,365	13,374	12,921	13,096	12,699	11,423	12,842	12,604	13,783	14,002	13,690	13,424	13,353	12,826	12,688	12,550	13,197	13,033	12,982	12,570	12,502	11,924	12,134	12,040	11,729	11,989	12,002	12,096	11,875	11,810	11,482	10,478	10,801	10,731	10,636	10,173	10,112	9,936	9,747	8,950	8,855	9,433	9,885	9,722	9,178	9,514	10,000
UBS Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 22,927	22,401	21,374	20,060	20,125	21,865	23,424	22,562	24,586	21,972	22,027	21,673	21,842	20,588	20,699	19,892	21,494	20,929	19,361	19,809	17,823	16,372	17,593	18,720	19,515	18,884	17,502	17,522	17,746		18,033	18,323	16,656	17,710		17,198	15,905	17,404	17,742	15,925	17,109	17,534	19,795	19,653	19,594	22,572	22,462	23,682	22,527		23,418	22,847	23,352	22,163	22,796	22,023	22,783	22,089	21,488	19,786	17,271	17,069	17,201	16,460	15,606	15,052	13,629	11,746	14,275	15,314	15,297	15,157	14,190	13,835	14,100	14,513	14,290	13,258	14,202	13,721	13,755	12,905	11,532	12,936	12,696	14,429	14,643	13,716	13,464	13,352	12,678	12,759	12,655	13,084	12,462	12,429	12,032	11,718	11,248	11,226	11,078	10,831	10,826	10,639	10,562	10,251	10,013	9,925	9,250	9,760	9,732	9,665	9,123	9,191	8,968	8,883	8,248	8,223	9,126	9,460	9,250	8,791	9,299	10,000
UBS Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 22,927	22,401	21,374	20,060	20,125	21,865	23,424	22,562	24,586	21,972	22,027	21,673	21,842	20,588	20,699	19,892	21,494	20,929	19,361	19,809	17,823	16,372	17,593	18,720	19,515	18,884	17,502	17,522	17,746		18,033	18,323	16,656	17,710		17,198	15,905	17,404	17,742	15,925	17,109	17,534	19,795	19,653	19,594	22,572	22,462	23,682	22,527		23,418	22,847	23,352	22,163	22,796	22,023	22,783	22,089	21,488	19,786	17,271	17,069	17,201	16,460	15,606	15,052	13,629	11,746	14,275	15,314	15,297	15,157	14,190	13,835	14,100	14,513	14,290	13,258	14,202	13,721	13,755	12,905	11,532	12,936	12,696	14,429	14,643	13,716	13,464	13,352	12,678	12,759	12,655	13,084	12,462	12,429	12,032	11,718	11,248	11,226	11,078	10,831	10,826	10,639	10,562	10,251	10,013	9,925	9,250	9,760	9,732	9,665	9,123	9,191	8,968	8,883	8,248	8,223	9,126	9,460	9,250	8,791	9,299	10,000
UBS Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 18,148	18,406	18,009	17,221	16,467	16,534	16,219	15,409	15,768	15,858	16,770	16,617	16,093	15,635	15,891	15,299	15,701	15,201	14,927	14,842	14,093	12,896	13,441	13,917	14,471	14,017	13,407	14,000	13,615		13,286	13,569	12,553	12,543		11,273	10,698	11,802	12,390	11,802	13,009	12,912	13,805	13,717	13,964	14,673	13,958	14,640	14,288		14,715	14,460	14,352	14,516	14,057	13,647	13,340	13,047	13,188	12,602	10,911	11,364	11,668	11,097	10,844	10,487	10,050	9,440	10,894	11,976	12,232	11,847	11,715	11,308	10,993	11,286	11,431	10,791	11,335	11,025	10,956	10,684	10,025	10,536	10,550	11,462	11,363	11,587	11,309	11,449	11,712	11,450	11,661	12,212	11,628	11,445	11,326	11,157	10,886	10,890	10,584	10,603	10,228	9,974	9,707	9,570	9,300	8,993	9,175	9,367	9,253	9,247	8,801	9,106	9,190	8,931	8,386	8,542	9,208	9,334	9,481	8,794	9,264	10,000
UBS Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 18,148	18,406	18,009	17,221	16,467	16,534	16,219	15,409	15,768	15,858	16,770	16,617	16,093	15,635	15,891	15,299	15,701	15,201	14,927	14,842	14,093	12,896	13,441	13,917	14,471	14,017	13,407	14,000	13,615		13,286	13,569	12,553	12,543		11,273	10,698	11,802	12,390	11,802	13,009	12,912	13,805	13,717	13,964	14,673	13,958	14,640	14,288		14,715	14,460	14,352	14,516	14,057	13,647	13,340	13,047	13,188	12,602	10,911	11,364	11,668	11,097	10,844	10,487	10,050	9,440	10,894	11,976	12,232	11,847	11,715	11,308	10,993	11,286	11,431	10,791	11,335	11,025	10,956	10,684	10,025	10,536	10,550	11,462	11,363	11,587	11,309	11,449	11,712	11,450	11,661	12,212	11,628	11,445	11,326	11,157	10,886	10,890	10,584	10,603	10,228	9,974	9,707	9,570	9,300	8,993	9,175	9,367	9,253	9,247	8,801	9,106	9,190	8,931	8,386	8,542	9,208	9,334	9,481	8,794	9,264	10,000
UBS Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 13,681	13,876	13,577	12,983	12,414	12,465	12,228	11,617	11,887	11,955	12,643	12,527	12,133	11,787	11,980	11,534	11,837	11,460	11,254	11,189	10,625	9,722	10,133	10,492	10,910	10,568	10,108	10,554	10,265
UBS Index: MSCI Emerging Markets Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Account Value	$ 17,530	17,195	16,220	15,556	15,354	15,258	15,184	14,917	14,938	15,495	16,216	15,201	14,959	14,915	14,349	14,268	14,205	13,861	13,232	13,876	13,354	12,365	12,864	13,210	14,077	13,252	12,767	12,985	13,134		12,748	13,632	12,634	12,815		11,159	11,517	13,046	12,992	13,024	13,951	13,890	14,708	15,048	15,512	15,811	15,520	16,179	16,021		16,684	16,259	17,432	17,402	17,007	16,594	16,849	16,721	16,223	15,113	13,833	13,554	13,775	13,477	12,371	11,524	11,436	10,477	12,384	13,074	13,713	12,761	12,779	12,262	12,032	12,649	12,805	12,053	12,996	12,728	12,622	12,594	11,580	11,895	11,424	12,514	12,581	12,930	12,652	13,201	13,686	13,747	14,007	14,684	13,555	13,085	13,059	12,616	12,667	12,390	11,693	11,577	11,244	11,003	10,733	10,414	9,873	9,852	10,327	10,303	10,172	9,925	9,450	9,086	9,438	9,387	8,290	8,304	8,880	9,083	9,451	8,822	9,096	10,000
UBS Index: MSCI Emerging Markets Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Account Value	$ 17,530	17,195	16,220	15,556	15,354	15,258	15,184	14,917	14,938	15,495	16,216	15,201	14,959	14,915	14,349	14,268	14,205	13,861	13,232	13,876	13,354	12,365	12,864	13,210	14,077	13,252	12,767	12,985	13,134		12,748	13,632	12,634	12,815		11,159	11,517	13,046	12,992	13,024	13,951	13,890	14,708	15,048	15,512	15,811	15,520	16,179	16,021		16,684	16,259	17,432	17,402	17,007	16,594	16,849	16,721	16,223	15,113	13,833	13,554	13,775	13,477	12,371	11,524	11,436	10,477	12,384	13,074	13,713	12,761	12,779	12,262	12,032	12,649	12,805	12,053	12,996	12,728	12,622	12,594	11,580	11,895	11,424	12,514	12,581	12,930	12,652	13,201	13,686	13,747	14,007	14,684	13,555	13,085	13,059	12,616	12,667	12,390	11,693	11,577	11,244	11,003	10,733	10,414	9,873	9,852	10,327	10,303	10,172	9,925	9,450	9,086	9,438	9,387	8,290	8,304	8,880	9,083	9,451	8,822	9,096	10,000
UBS Index: MSCI Emerging Markets Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Account Value	$ 13,910	13,644	12,870	12,343	12,183	12,106	12,048	11,837	11,853	12,295	12,867	12,061	11,870	11,835	11,385	11,322	11,271	10,999	10,499	11,010	10,596	9,811	10,208	10,482	11,170	10,515	10,130	10,304	10,422	$ 10,000
UBS Index: FTSE EPRA/NAREIT Developed Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Index
Account Value	$ 14,360	14,524	14,373	14,008	13,869	14,174	13,859	13,617	14,630	14,283	15,038	14,579	13,713	12,927	12,860	12,428	13,210	12,748	12,818	13,350	12,176	11,001	11,550	12,282	12,701	12,234	11,857	12,404	12,168		12,555	13,129	12,043	12,369		11,584	11,244	12,821	13,703	12,689	13,877	14,497	15,331	14,655	15,020	15,932	14,967	15,301	14,435		15,308	15,104	14,541	14,411	14,151	13,289	12,905	12,426	12,523	12,084	10,672	11,035	11,378	11,092	10,784	10,501	10,471	9,775	12,631	13,759	13,639	13,555	13,715	13,377	13,055	12,807	12,756	12,542	12,568	12,730	12,281	12,292	11,083	11,719	11,293	11,723	11,966	11,845	11,741	11,559	11,360	11,134	10,865	11,638	11,635	11,472	11,156	11,206	11,231	11,209	11,003	10,907	10,805	10,682	10,836	10,502	10,442	10,133	10,414	11,038	11,138	11,430	10,880	10,486	10,483	10,487	9,570	9,523	9,947	9,855	10,073	9,527	9,411	10,000
UBS Index: FTSE EPRA/NAREIT Developed Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Index
Account Value	$ 14,360	14,524	14,373	14,008	13,869	14,174	13,859	13,617	14,630	14,283	15,038	14,579	13,713	12,927	12,860	12,428	13,210	12,748	12,818	13,350	12,176	11,001	11,550	12,282	12,701	12,234	11,857	12,404	12,168		12,555	13,129	12,043	12,369		11,584	11,244	12,821	13,703	12,689	13,877	14,497	15,331	14,655	15,020	15,932	14,967	15,301	14,435		15,308	15,104	14,541	14,411	14,151	13,289	12,905	12,426	12,523	12,084	10,672	11,035	11,378	11,092	10,784	10,501	10,471	9,775	12,631	13,759	13,639	13,555	13,715	13,377	13,055	12,807	12,756	12,542	12,568	12,730	12,281	12,292	11,083	11,719	11,293	11,723	11,966	11,845	11,741	11,559	11,360	11,134	10,865	11,638	11,635	11,472	11,156	11,206	11,231	11,209	11,003	10,907	10,805	10,682	10,836	10,502	10,442	10,133	10,414	11,038	11,138	11,430	10,880	10,486	10,483	10,487	9,570	9,523	9,947	9,855	10,073	9,527	9,411	10,000
UBS Index: MSCI World Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Account Value	$ 27,396	27,048	25,929	24,480	24,264	25,395	25,579	24,707	25,368	24,255	24,746	24,301	23,675	23,265	22,801	21,827	22,669	21,963	21,070	20,820	19,845	18,144	18,687	19,529	20,007	19,357	18,253	18,437	18,119		17,576	18,009	16,819	17,565		16,423	15,323	16,893	17,630	16,333	17,882	17,869	19,488	18,967	19,459	20,546	19,704	20,146	19,066		19,892	19,409	19,067	18,787	18,520	17,697	17,127	16,699	16,867	16,181	14,346	14,800	15,329	14,369	13,713	13,360	12,744	11,489	13,241	14,464	14,552	14,129	13,746	13,405	13,126	13,400	13,334	12,510	13,276	12,821	12,655	12,285	11,398	12,336	12,198	13,165	13,092	12,932	12,540	12,546	12,468	12,326	12,601	13,145	12,486	12,320	12,058	11,835	11,575	11,559	11,288	11,245	11,012	10,852	10,737	10,447	10,201	9,963	9,821	10,015	9,962	9,954	9,551	9,659	9,605	9,455	8,854	8,921	9,488	9,658	9,707	8,994	9,338	10,000
UBS Index: MSCI World Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Account Value	$ 27,396	27,048	25,929	24,480	24,264	25,395	25,579	24,707	25,368	24,255	24,746	24,301	23,675	23,265	22,801	21,827	22,669	21,963	21,070	20,820	19,845	18,144	18,687	19,529	20,007	19,357	18,253	18,437	18,119		17,576	18,009	16,819	17,565		16,423	15,323	16,893	17,630	16,333	17,882	17,869	19,488	18,967	19,459	20,546	19,704	20,146	19,066		19,892	19,409	19,067	18,787	18,520	17,697	17,127	16,699	16,867	16,181	14,346	14,800	15,329	14,369	13,713	13,360	12,744	11,489	13,241	14,464	14,552	14,129	13,746	13,405	13,126	13,400	13,334	12,510	13,276	12,821	12,655	12,285	11,398	12,336	12,198	13,165	13,092	12,932	12,540	12,546	12,468	12,326	12,601	13,145	12,486	12,320	12,058	11,835	11,575	11,559	11,288	11,245	11,012	10,852	10,737	10,447	10,201	9,963	9,821	10,015	9,962	9,954	9,551	9,659	9,605	9,455	8,854	8,921	9,488	9,658	9,707	8,994	9,338	10,000
UBS Index: MSCI World Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Account Value	$ 16,004	15,800	15,147	14,300	14,174	14,835	14,942	14,433	14,819	14,169	14,456	14,196	13,830	13,591	13,320	12,750	13,242	12,830	12,308	12,162	11,593	10,599	10,916	11,408	11,687	11,307	10,663	10,770	10,585		10,267	10,520	9,825	10,261	10,000
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,790	11,822	11,643	11,727	11,681	11,676	11,425	11,365	11,554	11,433	11,724	11,569	11,405	11,144	11,040	10,856	11,137	11,035	11,193	11,224	10,810	10,342	10,508	10,782	10,851	10,859	10,898	11,018	10,951		10,680	10,963	10,636	10,684		10,305	10,441	10,912	11,229	10,962	11,136	11,065	11,501	11,830	11,964	12,227	12,258	12,222	12,225		12,332	12,356	12,219	12,134	12,094	12,000	12,151	12,329	12,418	12,401	12,281	12,336	12,343	12,443	12,260	12,183	12,127	11,915	11,986	11,774	11,551	11,559	11,565	11,531	11,592	11,299	11,275	11,135	10,941	10,938	10,732	10,738	10,625	10,433	10,372	10,454	10,522	10,455	10,452	10,465	10,391	10,469	10,402	10,502	10,624	10,575	10,589	10,583	10,634	10,539	10,494	10,504	10,424	10,344	10,350	10,281	10,261	10,246	10,494	10,575	10,581	10,594	10,527	10,341	10,338	10,299	10,205	10,133	9,996	10,028	10,055	10,053	9,986	10,000
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,790	11,822	11,643	11,727	11,681	11,676	11,425	11,365	11,554	11,433	11,724	11,569	11,405	11,144	11,040	10,856	11,137	11,035	11,193	11,224	10,810	10,342	10,508	10,782	10,851	10,859	10,898	11,018	10,951		10,680	10,963	10,636	10,684		10,305	10,441	10,912	11,229	10,962	11,136	11,065	11,501	11,830	11,964	12,227	12,258	12,222	12,225		12,332	12,356	12,219	12,134	12,094	12,000	12,151	12,329	12,418	12,401	12,281	12,336	12,343	12,443	12,260	12,183	12,127	11,915	11,986	11,774	11,551	11,559	11,565	11,531	11,592	11,299	11,275	11,135	10,941	10,938	10,732	10,738	10,625	10,433	10,372	10,454	10,522	10,455	10,452	10,465	10,391	10,469	10,402	10,502	10,624	10,575	10,589	10,583	10,634	10,539	10,494	10,504	10,424	10,344	10,350	10,281	10,261	10,246	10,494	10,575	10,581	10,594	10,527	10,341	10,338	10,299	10,205	10,133	9,996	10,028	10,055	10,053	9,986	10,000
UBS Index: Bloomberg US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government/Credit Index
Account Value	$ 11,980	12,007	11,833	11,912	11,862	11,856	11,612	11,551	11,746	11,634	11,917	11,753	11,593	11,339	11,241	11,065	11,334	11,235	11,390	11,416	11,011	10,554	10,706	10,963	11,028	11,037	11,072	11,211	11,140		10,835	11,124	10,798	10,850		10,476	10,608	11,059	11,355	11,115	11,293	11,240	11,704	12,047	12,190	12,495	12,535	12,478	12,472		12,607	12,632	12,467	12,343	12,280	12,173	12,364	12,584	12,717	12,706	12,538	12,614	12,620	12,768	12,516	12,408	12,337	12,068	12,203	11,954	11,675	11,698	11,709	11,676	11,765	11,394	11,376	11,211	10,995	10,989	10,761	10,767	10,642	10,447	10,398	10,489	10,559	10,491	10,483	10,503	10,428	10,517	10,449	10,563	10,686	10,631	10,644	10,635	10,695	10,593	10,549	10,546	10,459	10,374	10,383	10,304	10,276	10,254	10,533	10,636	10,656	10,678	10,593	10,365	10,367	10,318	10,198	10,112	9,972	10,015	10,047	10,047	9,977	10,000
UBS Index: Bloomberg US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government/Credit Index
Account Value	$ 11,980	12,007	11,833	11,912	11,862	11,856	11,612	11,551	11,746	11,634	11,917	11,753	11,593	11,339	11,241	11,065	11,334	11,235	11,390	11,416	11,011	10,554	10,706	10,963	11,028	11,037	11,072	11,211	11,140		10,835	11,124	10,798	10,850		10,476	10,608	11,059	11,355	11,115	11,293	11,240	11,704	12,047	12,190	12,495	12,535	12,478	12,472		12,607	12,632	12,467	12,343	12,280	12,173	12,364	12,584	12,717	12,706	12,538	12,614	12,620	12,768	12,516	12,408	12,337	12,068	12,203	11,954	11,675	11,698	11,709	11,676	11,765	11,394	11,376	11,211	10,995	10,989	10,761	10,767	10,642	10,447	10,398	10,489	10,559	10,491	10,483	10,503	10,428	10,517	10,449	10,563	10,686	10,631	10,644	10,635	10,695	10,593	10,549	10,546	10,459	10,374	10,383	10,304	10,276	10,254	10,533	10,636	10,656	10,678	10,593	10,365	10,367	10,318	10,198	10,112	9,972	10,015	10,047	10,047	9,977	10,000
UBS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,322	12,347	12,271	12,263	12,363	12,576	12,452	12,390	12,573	12,360	12,543	12,420	12,323	12,211	12,027	12,062	12,214	12,214	12,198	12,261	11,983	11,267	11,364	11,707	11,878	11,831	11,714	11,816	11,843		11,586	11,854	11,523	11,490		10,977	11,069	11,511	11,769	11,466	11,657	11,486	11,813	12,209	12,253	12,597	12,577	12,471	12,507		12,598	12,645	12,541	12,506	12,469	12,366	12,290	12,488	12,409	12,334	12,151	12,187	12,185	12,242	12,039	11,941	11,573	11,720	12,161	12,006	11,794	11,758	11,729	11,708	11,803	11,619	11,527	11,484	11,328	11,286	11,110	11,051	10,968	10,838	10,719	10,786	10,856	10,828	10,802	10,793	10,671	10,709	10,670	10,702	10,829	10,717	10,775	10,748	10,803	10,722	10,636	10,674	10,507	10,432	10,409	10,337	10,270	10,150	10,544	10,655	10,709	10,694	10,688	10,520	10,492	10,416	10,383	10,366	10,244	10,173	10,132	10,092	10,020	10,000
UBS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,322	12,347	12,271	12,263	12,363	12,576	12,452	12,390	12,573	12,360	12,543	12,420	12,323	12,211	12,027	12,062	12,214	12,214	12,198	12,261	11,983	11,267	11,364	11,707	11,878	11,831	11,714	11,816	11,843		11,586	11,854	11,523	11,490		10,977	11,069	11,511	11,769	11,466	11,657	11,486	11,813	12,209	12,253	12,597	12,577	12,471	12,507		12,598	12,645	12,541	12,506	12,469	12,366	12,290	12,488	12,409	12,334	12,151	12,187	12,185	12,242	12,039	11,941	11,573	11,720	12,161	12,006	11,794	11,758	11,729	11,708	11,803	11,619	11,527	11,484	11,328	11,286	11,110	11,051	10,968	10,838	10,719	10,786	10,856	10,828	10,802	10,793	10,671	10,709	10,670	10,702	10,829	10,717	10,775	10,748	10,803	10,722	10,636	10,674	10,507	10,432	10,409	10,337	10,270	10,150	10,544	10,655	10,709	10,694	10,688	10,520	10,492	10,416	10,383	10,366	10,244	10,173	10,132	10,092	10,020	10,000
UBS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 11,043	11,210	11,001	11,041	10,725	10,660	10,510	10,450	10,679	10,643	11,012	10,828	10,577	10,293	10,278	10,146	10,408	10,351	10,483	10,630	10,205	9,716	9,833	10,129	10,269	10,199	10,200	10,403	10,357		10,040	10,385	10,055	10,001		9,551	9,618	10,138	10,555	10,335	10,678	10,649	11,266	11,620	11,760	12,006	12,022	12,058	12,087		12,306	12,357	12,195	12,303	12,189	12,037	12,273	12,488	12,599	12,432	12,210	12,198	12,242	12,261	11,882	11,777	11,726	11,500	11,764	11,685	11,538	11,471	11,558	11,482	11,600	11,369	11,400	11,153	11,004	11,037	10,900	10,963	10,799	10,585	10,552	10,671	10,764	10,753	10,771	10,819	10,902	11,079	10,962	11,060	10,930	10,892	10,773	10,814	10,912	10,805	10,626	10,636	10,474	10,357	10,341	10,292	10,178	10,225	10,648	10,952	10,892	10,945	10,863	10,555	10,698	10,558	10,280	10,056	9,970	9,917	10,084	10,063	10,012	10,000
UBS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 11,043	11,210	11,001	11,041	10,725	10,660	10,510	10,450	10,679	10,643	11,012	10,828	10,577	10,293	10,278	10,146	10,408	10,351	10,483	10,630	10,205	9,716	9,833	10,129	10,269	10,199	10,200	10,403	10,357		10,040	10,385	10,055	10,001		9,551	9,618	10,138	10,555	10,335	10,678	10,649	11,266	11,620	11,760	12,006	12,022	12,058	12,087		12,306	12,357	12,195	12,303	12,189	12,037	12,273	12,488	12,599	12,432	12,210	12,198	12,242	12,261	11,882	11,777	11,726	11,500	11,764	11,685	11,538	11,471	11,558	11,482	11,600	11,369	11,400	11,153	11,004	11,037	10,900	10,963	10,799	10,585	10,552	10,671	10,764	10,753	10,771	10,819	10,902	11,079	10,962	11,060	10,930	10,892	10,773	10,814	10,912	10,805	10,626	10,636	10,474	10,357	10,341	10,292	10,178	10,225	10,648	10,952	10,892	10,945	10,863	10,555	10,698	10,558	10,280	10,056	9,970	9,917	10,084	10,063	10,012	10,000
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,790	11,822	11,643	11,727	11,681	11,676	11,425	11,365	11,554	11,433	11,724	11,569	11,405	11,144	11,040	10,856	11,137	11,035	11,193	11,224	10,810	10,342	10,508	10,782	10,851	10,859	10,898	11,018	10,951		10,680	10,963	10,636	10,684		10,305	10,441	10,912	11,229	10,962	11,136	11,065	11,501	11,830	11,964	12,227	12,258	12,222	12,225		12,332	12,356	12,219	12,134	12,094	12,000	12,151	12,329	12,418	12,401	12,281	12,336	12,343	12,443	12,260	12,183	12,127	11,915	11,986	11,774	11,551	11,559	11,565	11,531	11,592	11,299	11,275	11,135	10,941	10,938	10,732	10,738	10,625	10,433	10,372	10,454	10,522	10,455	10,452	10,465	10,391	10,469	10,402	10,502	10,624	10,575	10,589	10,583	10,634	10,539	10,494	10,504	10,424	10,344	10,350	10,281	10,261	10,246	10,494	10,575	10,581	10,594	10,527	10,341	10,338	10,299	10,205	10,133	9,996	10,028	10,055	10,053	9,986	10,000
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,790	11,822	11,643	11,727	11,681	11,676	11,425	11,365	11,554	11,433	11,724	11,569	11,405	11,144	11,040	10,856	11,137	11,035	11,193	11,224	10,810	10,342	10,508	10,782	10,851	10,859	10,898	11,018	10,951		10,680	10,963	10,636	10,684		10,305	10,441	10,912	11,229	10,962	11,136	11,065	11,501	11,830	11,964	12,227	12,258	12,222	12,225		12,332	12,356	12,219	12,134	12,094	12,000	12,151	12,329	12,418	12,401	12,281	12,336	12,343	12,443	12,260	12,183	12,127	11,915	11,986	11,774	11,551	11,559	11,565	11,531	11,592	11,299	11,275	11,135	10,941	10,938	10,732	10,738	10,625	10,433	10,372	10,454	10,522	10,455	10,452	10,465	10,391	10,469	10,402	10,502	10,624	10,575	10,589	10,583	10,634	10,539	10,494	10,504	10,424	10,344	10,350	10,281	10,261	10,246	10,494	10,575	10,581	10,594	10,527	10,341	10,338	10,299	10,205	10,133	9,996	10,028	10,055	10,053	9,986	10,000
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,554	9,579	9,434	9,502	9,465	9,461	9,258	9,209	9,362	9,264	9,500	9,374	9,241	9,030	8,946	8,797	9,025	8,942	9,070	9,095	8,760	8,380	8,515	8,737	8,793	8,799	8,830	8,928	8,874		8,654	8,884	8,619	8,658		8,351	8,460	8,842	9,099	8,882	9,024	8,966	9,320	9,586	9,694	9,908	9,933	9,904	9,906	$ 10,000
UBS Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 35,117	34,354	32,698	30,736	30,920	32,819	33,403	32,373	33,301	31,287	31,507	30,848	30,133	29,701	28,750	27,457	28,677	27,786	26,362	26,000	24,777	22,660	23,222	24,367	24,801	23,976	22,459	22,355	22,082		21,404	21,926	20,549	21,817		20,697	19,161	21,114	21,958	20,087	21,923	21,956	24,105	23,318	23,976	25,408	24,419	24,751	23,145		24,260	23,577	23,097	22,533	22,426	21,281	20,505	19,927	20,093	19,278	17,247	17,673	18,343	17,089	16,144	15,795	15,003	13,252	15,270	16,629	16,611	16,144	15,557	15,234	14,974	15,254	15,020	14,035	14,990	14,408	14,162	13,698	12,639	13,905	13,628	14,666	14,610	14,124	13,652	13,565	13,227	13,182	13,488	14,002	13,274	13,127	12,739	12,453	12,194	12,156	11,920	11,837	11,688	11,566	11,558	11,128	10,908	10,707	10,301	10,506	10,497	10,484	10,099	10,076	9,903	9,849	9,208	9,211	9,735	9,913	9,880	9,141	9,398	10,000
UBS Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 35,117	34,354	32,698	30,736	30,920	32,819	33,403	32,373	33,301	31,287	31,507	30,848	30,133	29,701	28,750	27,457	28,677	27,786	26,362	26,000	24,777	22,660	23,222	24,367	24,801	23,976	22,459	22,355	22,082		21,404	21,926	20,549	21,817		20,697	19,161	21,114	21,958	20,087	21,923	21,956	24,105	23,318	23,976	25,408	24,419	24,751	23,145		24,260	23,577	23,097	22,533	22,426	21,281	20,505	19,927	20,093	19,278	17,247	17,673	18,343	17,089	16,144	15,795	15,003	13,252	15,270	16,629	16,611	16,144	15,557	15,234	14,974	15,254	15,020	14,035	14,990	14,408	14,162	13,698	12,639	13,905	13,628	14,666	14,610	14,124	13,652	13,565	13,227	13,182	13,488	14,002	13,274	13,127	12,739	12,453	12,194	12,156	11,920	11,837	11,688	11,566	11,558	11,128	10,908	10,707	10,301	10,506	10,497	10,484	10,099	10,076	9,903	9,849	9,208	9,211	9,735	9,913	9,880	9,141	9,398	10,000
UBS Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 35,117	34,354	32,698	30,736	30,920	32,819	33,403	32,373	33,301	31,287	31,507	30,848	30,133	29,701	28,750	27,457	28,677	27,786	26,362	26,000	24,777	22,660	23,222	24,367	24,801	23,976	22,459	22,355	22,082		21,404	21,926	20,549	21,817		20,697	19,161	21,114	21,958	20,087	21,923	21,956	24,105	23,318	23,976	25,408	24,419	24,751	23,145		24,260	23,577	23,097	22,533	22,426	21,281	20,505	19,927	20,093	19,278	17,247	17,673	18,343	17,089	16,144	15,795	15,003	13,252	15,270	16,629	16,611	16,144	15,557	15,234	14,974	15,254	15,020	14,035	14,990	14,408	14,162	13,698	12,639	13,905	13,628	14,666	14,610	14,124	13,652	13,565	13,227	13,182	13,488	14,002	13,274	13,127	12,739	12,453	12,194	12,156	11,920	11,837	11,688	11,566	11,558	11,128	10,908	10,707	10,301	10,506	10,497	10,484	10,099	10,076	9,903	9,849	9,208	9,211	9,735	9,913	9,880	9,141	9,398	10,000
UBS Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 35,117	34,354	32,698	30,736	30,920	32,819	33,403	32,373	33,301	31,287	31,507	30,848	30,133	29,701	28,750	27,457	28,677	27,786	26,362	26,000	24,777	22,660	23,222	24,367	24,801	23,976	22,459	22,355	22,082		21,404	21,926	20,549	21,817		20,697	19,161	21,114	21,958	20,087	21,923	21,956	24,105	23,318	23,976	25,408	24,419	24,751	23,145		24,260	23,577	23,097	22,533	22,426	21,281	20,505	19,927	20,093	19,278	17,247	17,673	18,343	17,089	16,144	15,795	15,003	13,252	15,270	16,629	16,611	16,144	15,557	15,234	14,974	15,254	15,020	14,035	14,990	14,408	14,162	13,698	12,639	13,905	13,628	14,666	14,610	14,124	13,652	13,565	13,227	13,182	13,488	14,002	13,274	13,127	12,739	12,453	12,194	12,156	11,920	11,837	11,688	11,566	11,558	11,128	10,908	10,707	10,301	10,506	10,497	10,484	10,099	10,076	9,903	9,849	9,208	9,211	9,735	9,913	9,880	9,141	9,398	10,000
UBS Index: Russell 3000 Index TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index TR (USD)
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620		21,057	21,561	20,172	21,426		20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848		23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
UBS Index: Russell 3000 Index TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index TR (USD)
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620		21,057	21,561	20,172	21,426		20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848		23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
UBS Index: Russell 3000 Index TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index TR (USD)
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620		21,057	21,561	20,172	21,426		20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848		23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
UBS Index: Russell 3000 Index TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index TR (USD)
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620		21,057	21,561	20,172	21,426		20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848		23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
UBS Index: MSCI World Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Account Value	$ 27,396	27,048	25,929	24,480	24,264	25,395	25,579	24,707	25,368	24,255	24,746	24,301	23,675	23,265	22,801	21,827	22,669	21,963	21,070	20,820	19,845	18,144	18,687	19,529	20,007	19,357	18,253	18,437	18,119		17,576	18,009	16,819	17,565		16,423	15,323	16,893	17,630	16,333	17,882	17,869	19,488	18,967	19,459	20,546	19,704	20,146	19,066		19,892	19,409	19,067	18,787	18,520	17,697	17,127	16,699	16,867	16,181	14,346	14,800	15,329	14,369	13,713	13,360	12,744	11,489	13,241	14,464	14,552	14,129	13,746	13,405	13,126	13,400	13,334	12,510	13,276	12,821	12,655	12,285	11,398	12,336	12,198	13,165	13,092	12,932	12,540	12,546	12,468	12,326	12,601	13,145	12,486	12,320	12,058	11,835	11,575	11,559	11,288	11,245	11,012	10,852	10,737	10,447	10,201	9,963	9,821	10,015	9,962	9,954	9,551	9,659	9,605	9,455	8,854	8,921	9,488	9,658	9,707	8,994	9,338	10,000
UBS Index: MSCI World Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Account Value	$ 27,396	27,048	25,929	24,480	24,264	25,395	25,579	24,707	25,368	24,255	24,746	24,301	23,675	23,265	22,801	21,827	22,669	21,963	21,070	20,820	19,845	18,144	18,687	19,529	20,007	19,357	18,253	18,437	18,119		17,576	18,009	16,819	17,565		16,423	15,323	16,893	17,630	16,333	17,882	17,869	19,488	18,967	19,459	20,546	19,704	20,146	19,066		19,892	19,409	19,067	18,787	18,520	17,697	17,127	16,699	16,867	16,181	14,346	14,800	15,329	14,369	13,713	13,360	12,744	11,489	13,241	14,464	14,552	14,129	13,746	13,405	13,126	13,400	13,334	12,510	13,276	12,821	12,655	12,285	11,398	12,336	12,198	13,165	13,092	12,932	12,540	12,546	12,468	12,326	12,601	13,145	12,486	12,320	12,058	11,835	11,575	11,559	11,288	11,245	11,012	10,852	10,737	10,447	10,201	9,963	9,821	10,015	9,962	9,954	9,551	9,659	9,605	9,455	8,854	8,921	9,488	9,658	9,707	8,994	9,338	10,000
UBS Index: FTSE Three-Month US Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Three-Month US Treasury Bill Index
Account Value	$ 12,250	12,205	12,161	12,116	12,073	12,028	11,987	11,941	11,895	11,848	11,797	11,745	11,691	11,637	11,585	11,531	11,480	11,427	11,377	11,325	11,272	11,220	11,168	11,117	11,066	11,016	10,969	10,923	10,880		10,836	10,799	10,759	10,723		10,692	10,666	10,645	10,629	10,618	10,611	10,606	10,603	10,601	10,600	10,600	10,599	10,599	10,598		10,598	10,598	10,598	10,597	10,597	10,597	10,596	10,596	10,595	10,594	10,593	10,592	10,591	10,590	10,589	10,588	10,583	10,575	10,561	10,548	10,534	10,519	10,503	10,485	10,467	10,448	10,427	10,406	10,384	10,363	10,342	10,323	10,302	10,281	10,262	10,244	10,226	10,209	10,193	10,177	10,162	10,148	10,135	10,124	10,113	10,103	10,094	10,085	10,076	10,067	10,059	10,052	10,046	10,041	10,037	10,033	10,029	10,026	10,023	10,021	10,018	10,016	10,014	10,012	10,010	10,007	10,005	10,003	10,002	10,001	10,001	10,001	10,000	10,000
UBS Index: HFRI Fund of Funds Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRI Fund of Funds Composite Index
Account Value	$ 14,605	14,493	14,259	14,067	14,044	14,210	14,286	14,097	14,087	13,835	13,811	13,667	13,608	13,542	13,502	13,395	13,455	13,236	13,009	12,915	12,648	12,385	12,521	12,574	12,592	12,454	12,309	12,301	12,267		12,352	12,420	12,175	12,133		12,020	11,969	12,168	12,102	12,011	12,172	12,353	12,504	12,456	12,530	12,858	12,814	13,005	12,804		12,786	12,629	12,710	12,640	12,619	12,355	12,370	12,030	12,110	11,677	11,237	11,202	11,221	10,986	10,744	10,537	10,301	9,962	10,785	10,953	10,922	10,747	10,649	10,595	10,643	10,726	10,697	10,533	10,635	10,540	10,445	10,335	10,077	10,245	10,291	10,600	10,621	10,597	10,575	10,624	10,548	10,527	10,579	10,744	10,499	10,403	10,405	10,286	10,241	10,157	10,054	10,057	10,024	9,974	9,929	9,840	9,741	9,655	9,631	9,658	9,626	9,584	9,442	9,486	9,438	9,389	9,321	9,434	9,692	9,733	9,704	9,622	9,800	10,000
UBS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 11,043	11,210	11,001	11,041	10,725	10,660	10,510	10,450	10,679	10,643	11,012	10,828	10,577	10,293	10,278	10,146	10,408	10,351	10,483	10,630	10,205	9,716	9,833	10,129	10,269	10,199	10,200	10,403	10,357		10,040	10,385	10,055	10,001		9,551	9,618	10,138	10,555	10,335	10,678	10,649	11,266	11,620	11,760	12,006	12,022	12,058	12,087		12,306	12,357	12,195	12,303	12,189	12,037	12,273	12,488	12,599	12,432	12,210	12,198	12,242	12,261	11,882	11,777	11,726	11,500	11,764	11,685	11,538	11,471	11,558	11,482	11,600	11,369	11,400	11,153	11,004	11,037	10,900	10,963	10,799	10,585	10,552	10,671	10,764	10,753	10,771	10,819	10,902	11,079	10,962	11,060	10,930	10,892	10,773	10,814	10,912	10,805	10,626	10,636	10,474	10,357	10,341	10,292	10,178	10,225	10,648	10,952	10,892	10,945	10,863	10,555	10,698	10,558	10,280	10,056	9,970	9,917	10,084	10,063	10,012	10,000
UBS Index: FTSE Three-Month US Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Three-Month US Treasury Bill Index
Account Value	$ 12,250	12,205	12,161	12,116	12,073	12,028	11,987	11,941	11,895	11,848	11,797	11,745	11,691	11,637	11,585	11,531	11,480	11,427	11,377	11,325	11,272	11,220	11,168	11,117	11,066	11,016	10,969	10,923	10,880		10,836	10,799	10,759	10,723		10,692	10,666	10,645	10,629	10,618	10,611	10,606	10,603	10,601	10,600	10,600	10,599	10,599	10,598		10,598	10,598	10,598	10,597	10,597	10,597	10,596	10,596	10,595	10,594	10,593	10,592	10,591	10,590	10,589	10,588	10,583	10,575	10,561	10,548	10,534	10,519	10,503	10,485	10,467	10,448	10,427	10,406	10,384	10,363	10,342	10,323	10,302	10,281	10,262	10,244	10,226	10,209	10,193	10,177	10,162	10,148	10,135	10,124	10,113	10,103	10,094	10,085	10,076	10,067	10,059	10,052	10,046	10,041	10,037	10,033	10,029	10,026	10,023	10,021	10,018	10,016	10,014	10,012	10,010	10,007	10,005	10,003	10,002	10,001	10,001	10,001	10,000	10,000
UBS Index: HFRI Fund of Funds Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRI Fund of Funds Composite Index
Account Value	$ 14,605	14,493	14,259	14,067	14,044	14,210	14,286	14,097	14,087	13,835	13,811	13,667	13,608	13,542	13,502	13,395	13,455	13,236	13,009	12,915	12,648	12,385	12,521	12,574	12,592	12,454	12,309	12,301	12,267		12,352	12,420	12,175	12,133		12,020	11,969	12,168	12,102	12,011	12,172	12,353	12,504	12,456	12,530	12,858	12,814	13,005	12,804		12,786	12,629	12,710	12,640	12,619	12,355	12,370	12,030	12,110	11,677	11,237	11,202	11,221	10,986	10,744	10,537	10,301	9,962	10,785	10,953	10,922	10,747	10,649	10,595	10,643	10,726	10,697	10,533	10,635	10,540	10,445	10,335	10,077	10,245	10,291	10,600	10,621	10,597	10,575	10,624	10,548	10,527	10,579	10,744	10,499	10,403	10,405	10,286	10,241	10,157	10,054	10,057	10,024	9,974	9,929	9,840	9,741	9,655	9,631	9,658	9,626	9,584	9,442	9,486	9,438	9,389	9,321	9,434	9,692	9,733	9,704	9,622	9,800	10,000
UBS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 11,043	11,210	11,001	11,041	10,725	10,660	10,510	10,450	10,679	10,643	11,012	10,828	10,577	10,293	10,278	10,146	10,408	10,351	10,483	10,630	10,205	9,716	9,833	10,129	10,269	10,199	10,200	10,403	10,357		10,040	10,385	10,055	10,001		$ 9,551	$ 9,618	$ 10,138	$ 10,555	$ 10,335	$ 10,678	$ 10,649	$ 11,266	$ 11,620	$ 11,760	$ 12,006	$ 12,022	$ 12,058	$ 12,087		$ 12,306	$ 12,357	$ 12,195	$ 12,303	$ 12,189	$ 12,037	$ 12,273	$ 12,488	$ 12,599	$ 12,432	$ 12,210	$ 12,198	$ 12,242	$ 12,261	$ 11,882	$ 11,777	$ 11,726	$ 11,500	$ 11,764	$ 11,685	$ 11,538	$ 11,471	$ 11,558	$ 11,482	$ 11,600	$ 11,369	$ 11,400	$ 11,153	$ 11,004	$ 11,037	$ 10,900	$ 10,963	$ 10,799	$ 10,585	$ 10,552	$ 10,671	$ 10,764	$ 10,753	$ 10,771	$ 10,819	$ 10,902	$ 11,079	$ 10,962	$ 11,060	$ 10,930	$ 10,892	$ 10,773	$ 10,814	$ 10,912	$ 10,805	$ 10,626	$ 10,636	$ 10,474	$ 10,357	$ 10,341	$ 10,292	$ 10,178	$ 10,225	$ 10,648	$ 10,952	$ 10,892	$ 10,945	$ 10,863	$ 10,555	$ 10,698	$ 10,558	$ 10,280	$ 10,056	$ 9,970	$ 9,917	$ 10,084	$ 10,063	$ 10,012	$ 10,000
UBS Index: FTSE Three-Month US Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Three-Month US Treasury Bill Index
Account Value	$ 11,442	11,400	11,359	11,317	11,276	11,235	11,197	11,154	11,110	11,066	11,018	10,970	10,920	10,869	10,821	10,771	10,722	10,673	10,627	10,577	10,528	10,480	10,431	10,384	10,336	10,289	10,245	10,202	10,162		10,121	10,086	10,049	10,015	10,000
UBS Index: HFRI Fund of Funds Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRI Fund of Funds Composite Index
Account Value	$ 12,053	11,943	11,753	11,594	11,575	11,712	11,774	11,619	11,610	11,403	11,383	11,265	11,216	11,161	11,128	11,041	11,089	10,909	10,722	10,645	10,424	10,208	10,320	10,364	10,378	10,265	10,145	10,139	10,110		10,181	10,237	10,035	10,000	10,000
UBS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 11,184	$ 11,354	$ 11,142	$ 11,182	$ 10,863	$ 10,796	$ 10,644	$ 10,584	$ 10,816	$ 10,779	$ 11,153	$ 10,966	$ 10,713	$ 10,425	$ 10,410	$ 10,276	$ 10,542	$ 10,484	$ 10,617	$ 10,766	$ 10,336	$ 9,840	$ 9,959	$ 10,259	$ 10,401	$ 10,330	$ 10,330	$ 10,536	$ 10,490		$ 10,168	$ 10,518	$ 10,184	$ 10,129	$ 10,000